Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 96.76%
Communication Services - 3.28%
A.H. Belo Corp., Class A	65,500	$ 112,660
Alaska Communications Systems Group, Inc.*	377,100	656,154
AMC Entertainment Holdings, Inc., Class A+	306,900	969,804
ATN International, Inc.	28,500	1,673,235
Beasley Broadcast Group, Inc., Class A	228,600	422,910
Consolidated Communications Holdings, Inc.+	274,000	1,246,700
Cumulus Media, Inc., Class A*+	132,600	718,692
DHI Group, Inc.*	306,900	662,904
Emerald Holding, Inc.+	313,200	811,188
Emmis Communications Corp., Class A*	102,700	205,400
Entercom Communications Corp., Class A	411,245	703,229
Entravision Communications Corp., Class A	130,600	265,118
EW Scripps Co. (The), Class A+	175,500	1,323,270
Fluent, Inc.*	187,900	219,843
Gannett Co., Inc.+	355,212	525,714
Gray Television, Inc.*+	346,200	3,718,188
Liberty TripAdvisor Holdings, Inc., Class A*	55,000	99,000
Marcus Corp. (The)	97,250	1,198,120
Mediaco Holding, Inc., Class A*+	12,992	51,448
Meet Group, Inc. (The)*+	179,500	1,053,665
Meredith Corp.+	150,000	1,833,000
Saga Communications, Inc., Class A	25,761	708,685
Salem Media Group, Inc.	89,800	78,485
Scholastic Corp.	131,490	3,351,680
Townsquare Media, Inc., Class A	144,900	667,989
Urban One, Inc.*	101,800	96,710

		23,373,791

Consumer Discretionary - 12.02%
Abercrombie & Fitch Co., Class A+	198,500	1,804,365
Adient PLC*	235,000	2,131,450
Adtalem Global Education, Inc.*+	117,500	3,147,825
AMCON Distributing Co.+	1,350	85,050
American Axle & Manufacturing Holdings, Inc.*+	287,200	1,036,792
American Outdoor Brands Corp.*	184,327	1,529,914

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Public Education, Inc.*	72,600	$1,737,318
Ark Restaurants Corp.+	12,600	133,182
Asbury Automotive Group, Inc.*	40,000	2,209,200
Barnes & Noble Education, Inc.*	203,884	277,282
Bassett Furniture Industries, Inc.	77,400	421,830
BBX Capital Corp.	326,039	753,150
Beazer Homes USA, Inc.*	199,500	1,284,780
Bed Bath & Beyond, Inc.+	443,000	1,865,030
Big 5 Sporting Goods Corp.+	113,700	121,659
Big Lots, Inc.+	160,000	2,275,200
Biglari Holdings, Inc., Class B*+	9,200	472,880
BJ’s Restaurants, Inc.	50,000	694,500
Build-A-Bear Workshop, Inc.*+	49,500	70,785
Caleres, Inc.+	168,500	876,200
Canterbury Park Holding Corp.	3,900	40,521
Carriage Services, Inc.	40,000	646,000
Carrols Restaurant Group, Inc.*	225,000	409,500
Cato Corp. (The), Class A+	104,500	1,115,015
Century Casinos, Inc.*	124,600	300,286
Chico’s FAS, Inc.+	492,200	634,938
China Automotive Systems, Inc.*	86,300	150,162
China XD Plastics Co., Ltd.*	100,000	97,590
Citi Trends, Inc.	78,840	701,676
Conn’s, Inc.*+	121,900	509,542
Container Store Group, Inc. (The)*+	141,150	333,114
Cooper Tire & Rubber Co.+	168,250	2,742,475
Crown Crafts, Inc.	21,050	100,619
Culp, Inc.	30,000	220,800
Dana, Inc.	150,000	1,171,500
Del Taco Restaurants, Inc.*	182,300	625,289
Delta Apparel, Inc.*	29,900	311,259
Destination XL Group, Inc.*	89,800	31,448
Dillard’s, Inc., Class A+	73,000	2,697,350
Dixie Group, Inc. (The)*+	34,800	22,620
Ethan Allen Interiors, Inc.	132,500	1,354,150
Express, Inc.*+	266,000	396,340
Fiesta Restaurant Group, Inc.*+	66,000	265,980
Flanigan’s Enterprises, Inc.*+	2,500	29,000
Flexsteel Industries, Inc.+	6,800	74,528

bridgeway.com	1

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Fossil Group, Inc.*+	162,300	$ 533,967
Full House Resorts, Inc.*	71,000	88,750
GameStop Corp., Class A+	200,000	700,000
Genesco, Inc.*+	73,500	980,490
G-III Apparel Group, Ltd.*	148,000	1,139,600
Golden Entertainment, Inc.*	64,500	426,345
Good Times Restaurants, Inc.*+	106,000	61,480
Group 1 Automotive, Inc.+	61,400	2,717,564
Guess?, Inc.+	50,000	338,500
Haverty Furniture Cos., Inc.	78,400	932,176
Hibbett Sports, Inc.*+	111,900	1,223,626
Hooker Furniture Corp.+	26,000	405,860
Houghton Mifflin Harcourt Co.*	408,600	768,168
Hudson, Ltd., Class A*	413,000	2,073,260
J Alexander’s Holdings, Inc.*	85,650	328,040
J. Jill, Inc.*+	145,000	80,098
JAKKS Pacific, Inc.*+	118,700	41,426
K12, Inc.*	151,917	2,865,155
Lands’ End, Inc.*+	92,600	494,484
Libbey, Inc.*	60,000	30,600
Lifetime Brands, Inc.+	41,150	232,498
Live Ventures, Inc.*+	3,200	16,384
M/I Homes, Inc.*	65,000	1,074,450
MarineMax, Inc.*	87,000	906,540
Meritage Homes Corp.*	123,442	4,506,867
Modine Manufacturing Co.*	235,800	766,350
Movado Group, Inc.+	75,000	886,500
New Home Co., Inc. (The)*	57,900	79,323
Office Depot, Inc.	1,720,000	2,820,800
P&F Industries, Inc., Class A	696	3,062
Party City Holdco, Inc.*+	143,200	65,629
Penn National Gaming, Inc.*+	65,000	822,250
Playa Hotels & Resorts NV*	642,000	1,123,500
Red Robin Gourmet Burgers, Inc.*+	69,100	588,732
Rocky Brands, Inc.	28,300	547,605
Select Interior Concepts, Inc., Class A*	140,000	289,800
Sequential Brands Group, Inc.*	155,000	31,775
Shiloh Industries, Inc.*	71,500	89,375
Shoe Carnival, Inc.+	73,600	1,528,672
Signet Jewelers, Ltd.+	170,600	1,100,370
Sonic Automotive, Inc., Class A+	197,600	2,624,128
SORL Auto Parts, Inc.*+	129,900	539,085
Sportsman’s Warehouse Holdings, Inc.*	100,000	616,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Strattec Security Corp.	18,800	$ 272,036
Superior Group of Cos., Inc.	36,200	306,252
Tandy Leather Factory, Inc.*+	22,700	81,720
Taylor Morrison Home Corp.*+	64,400	708,400
Tilly’s, Inc., Class A	88,300	364,679
TravelCenters of America, Inc.*+	62,640	612,306
TRI Pointe Group, Inc.*+	266,000	2,332,820
Tuesday Morning Corp.*	148,700	85,621
Unifi, Inc.*	59,273	684,603
Vera Bradley, Inc.*+	149,200	614,704
Vista Outdoor, Inc.*	212,087	1,866,366
VOXX International Corp.*+	75,100	214,035
ZAGG, Inc.*+	75,000	233,250
Zumiez, Inc.*+	104,800	1,815,136

		85,591,306

Consumer Staples - 4.75%
Alico, Inc.	32,861	1,020,005
Andersons, Inc. (The)+	88,100	1,651,875
B&G Foods, Inc.+	185,000	3,346,650
Central Garden & Pet Co.*	10,000	275,000
Central Garden & Pet Co., Class A*+	80,000	2,045,600
Coffee Holding Co., Inc.*+	23,000	53,590
Edgewell Personal Care Co.*	133,000	3,202,640
Fresh Del Monte Produce, Inc.+	201,500	5,563,415
Hostess Brands, Inc.*	7,300	77,818
Ingles Markets, Inc., Class A+	86,900	3,142,304
Mannatech, Inc.	8,400	90,300
Natural Alternatives
International, Inc.*	18,100	114,030
Natural Grocers by Vitamin Cottage, Inc.+	25,000	212,750
Nature’s Sunshine Products, Inc.*	15,000	121,950
Primo Water Corp.	351,300	3,182,778
Seneca Foods Corp., Class A*	40,100	1,595,178
SpartanNash Co.	120,946	1,731,947
Village Super Market, Inc., Class A	74,009	1,819,141
Weis Markets, Inc.+	109,425	4,558,646

		33,805,617

2	Quarterly Report | March 31, 2020 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Energy - 10.70%
Adams Resources & Energy, Inc.+	23,100	$ 542,850
Amplify Energy Corp.	119,400	67,568
Arch Coal, Inc., Class A+	78,500	2,268,650
Archrock, Inc.	682,000	2,564,320
Ardmore Shipping Corp.+	172,688	906,612
Berry Corp.	248,271	598,333
Bonanza Creek Energy, Inc.*+	90,000	1,012,500
Callon Petroleum Co.*+	993,024	544,078
Comstock Resources, Inc.*+	642,800	3,464,692
CONSOL Energy, Inc.*+	83,600	308,484
Contango Oil & Gas Co.*	142,000	213,000
Contura Energy, Inc.*	55,800	131,130
Dawson Geophysical Co.*	45,600	44,360
DHT Holdings, Inc.+	662,322	5,080,010
Diamond Offshore Drilling, Inc.*+	260,000	475,800
Dorian LPG, Ltd.*	292,700	2,549,417
Earthstone Energy, Inc., Class A*	274,000	482,240
Epsilon Energy, Ltd.*+	90,000	240,300
Era Group, Inc.*	144,800	771,784
Exterran Corp.*	97,200	466,560
Frontline, Ltd.+	180,000	1,729,800
GasLog, Ltd.+	259,300	938,666
Golar LNG, Ltd.+	165,000	1,300,200
Goodrich Petroleum Corp.*+	33,000	140,580
Gran Tierra Energy, Inc.*	1,244,400	311,971
Green Plains, Inc.+	140,200	679,970
Hallador Energy Co.	153,000	145,182
Helix Energy Solutions Group, Inc.*+	820,500	1,345,620
Kosmos Energy, Ltd.	650,000	582,140
Lonestar Resources US, Inc., Class A*	109,250	45,230
Mammoth Energy Services, Inc.+	121,400	90,904
Matador Resources Co.*+	565,000	1,401,200
Matrix Service Co.*	100,300	949,841
Mitcham Industries, Inc.*	15,100	18,875
Montage Resources Corp.*+	69,213	155,729
Murphy Oil Corp.+	300,000	1,839,000
Nabors Industries, Ltd.	1,050,000	409,605
NACCO Industries, Inc., Class A	37,245	1,042,115
National Energy Services Reunited Corp.*	373,700	1,898,396

Industry Company	Shares	Value

Energy (continued)
Natural Gas Services Group, Inc.*	68,800	$ 306,848
Navigator Holdings, Ltd.*	295,000	1,315,700
Navios Maritime Acquisition Corp.	68,900	332,098
Newpark Resources, Inc.*	380,000	340,860
NexTier Oilfield Solutions, Inc.*	200,000	234,000
Nine Energy Service, Inc.*+	55,000	44,456
Noble Corp. PLC*	237,200	61,672
Nordic American Tankers, Ltd.	521,200	2,361,036
Northern Oil and Gas, Inc.*+	1,595,700	1,058,109
Oceaneering International, Inc.*	428,900	1,260,966
Oil States International, Inc.*	224,100	454,923
Overseas Shipholding Group, Inc., Class A*	593,300	1,346,791
Par Pacific Holdings, Inc.*	65,900	467,890
Patterson-UTI Energy, Inc.+	214,000	502,900
Penn Virginia Corp.*	43,500	134,415
Profire Energy, Inc.*	84,700	66,710
ProPetro Holding Corp.*	242,500	606,250
QEP Resources, Inc.	575,000	192,338
Ranger Energy Services, Inc.*+	38,400	155,904
Renewable Energy Group, Inc.*+	163,885	3,364,559
REX American Resources Corp.*+	33,920	1,577,619
SandRidge Energy, Inc.*	70,100	63,027
Scorpio Tankers, Inc.+	226,467	4,330,049
SEACOR Holdings, Inc.*	82,400	2,221,504
Select Energy Services, Inc., Class A*	401,000	1,295,230
SFL Corp., Ltd.+	519,400	4,918,718
SilverBow Resources, Inc.*+	15,000	37,050
Smart Sand, Inc.*+	132,000	137,280
Solaris Oilfield Infrastructure, Inc., Class A+	182,300	957,075
Southwestern Energy Co.*+	1,000,000	1,690,000
Talos Energy, Inc.*+	213,400	1,227,050
Teekay Corp.*+	415,000	1,311,400
Teekay Tankers, Ltd., Class A*	148,937	3,312,359
TETRA Technologies, Inc.*	619,600	198,272
TransAtlantic Petroleum, Ltd.*	25,600	5,297
US Silica Holdings, Inc.+	120,000	216,000

bridgeway.com	3

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
VAALCO Energy, Inc.*	400,000	$ 360,800

		76,224,867

Financials - 33.82%
1347 Property Insurance Holdings, Inc.*+	24,300	118,584
1st Constitution Bancorp+	33,000	437,250
1st Source Corp.	36,547	1,185,219
ACNB Corp.	5,000	150,000
Allegiance Bancshares, Inc.+	66,000	1,591,260
Amalgamated Bank, Class A	90,000	973,800
A-Mark Precious Metals, Inc.*+	5,000	61,400
Amerant Bancorp, Inc.*+	180,000	2,770,200
American National Bankshares, Inc.	21,752	519,873
American River Bankshares	21,300	183,606
AmeriServ Financial, Inc.+	138,000	361,560
Argo Group International Holdings, Ltd.	71,884	2,664,021
Arlington Asset Investment Corp., Class A+	88,900	194,691
Atlantic Capital Bancshares, Inc.*	109,800	1,303,326
Axos Financial, Inc.*	100,000	1,813,000
B. Riley Financial, Inc.	402	7,405
Banc of California, Inc.+	179,500	1,436,000
Banco Latinoamericano de Comercio Exterior SA, Class E	194,200	2,002,202
Bancorp 34, Inc.+	15,400	167,860
Bancorp, Inc. (The)*	169,500	1,028,865
Bank of Commerce Holdings	56,200	442,294
Bank of Princeton (The)	17,570	408,503
BankFinancial Corp.	29,912	263,525
Bar Harbor Bankshares	61,966	1,070,772
BCB Bancorp, Inc.	85,400	909,510
Berkshire Hills Bancorp, Inc.	164,801	2,448,943
Boston Private Financial Holdings, Inc.	260,000	1,859,000
Bryn Mawr Bank Corp.	10,000	283,800
Byline Bancorp, Inc.	100,000	1,037,000
C&F Financial Corp.	10,500	418,950
Cadence BanCorp+	426,000	2,790,300
Calamos Asset Management, Escrow*Δ+	74,000	—
Camden National Corp.	30,100	946,645
Capital City Bank Group, Inc.	83,150	1,672,978

Industry Company	Shares	Value

Financials (continued)
Capstar Financial Holdings, Inc.	29,000	$ 286,810
Carter Bank & Trust	110,000	1,009,800
CB Financial Services, Inc.+	15,300	295,443
Central Pacific Financial Corp.	15,000	238,500
Central Valley Community Bancorp	80,000	1,043,200
Century Bancorp, Inc., Class A	15,200	946,048
Chemung Financial Corp.	22,000	725,560
Citizens Community Bancorp, Inc.	40,000	258,000
Citizens, Inc.*+	106,040	691,381
Civista Bancshares, Inc.	57,523	860,544
CNB Financial Corp.	61,400	1,158,618
Codorus Valley Bancorp, Inc.	16,122	259,564
Colony Bankcorp, Inc.+	1,500	18,750
Community Bankers Trust Corp.	40,800	197,880
Community Financial Corp. (The)+	12,500	276,250
Community Trust Bancorp, Inc.	20,000	635,800
Community West Bancshares	4,500	27,405
ConnectOne Bancorp, Inc.	105,200	1,413,888
Consumer Portfolio Services, Inc.*+	231,650	315,044
County Bancorp, Inc.+	37,237	688,884
Cowen, Inc., Class A+	154,100	1,488,606
Customers Bancorp, Inc.*	108,700	1,188,091
Dime Community Bancshares, Inc.	124,900	1,712,379
Donegal Group, Inc., Class A	169,000	2,568,800
Donnelley Financial Solutions, Inc.*	39,100	206,057
Eagle Bancorp Montana, Inc.+	29,000	470,090
Eagle Bancorp, Inc.	82,070	2,479,335
Elevate Credit, Inc.*	350,600	364,624
Emclaire Financial Corp.+	200	4,648
Employers Holdings, Inc.	130,900	5,302,759
Encore Capital Group, Inc.*+	114,500	2,677,010
Enova International, Inc.*	152,807	2,214,173
Enterprise Bancorp, Inc.+	46,475	1,254,360
Equity Bancshares, Inc., Class A*	49,100	846,975

4	Quarterly Report | March 31, 2020 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
ESSA Bancorp, Inc.	55,200	$ 753,480
Evans Bancorp, Inc.	20,308	493,687
EZCORP, Inc., Class A*+	149,169	622,035
Farmers National Banc Corp.	150	1,744
FB Financial Corp.+	75,000	1,479,000
FBL Financial Group, Inc., Class A	90,806	4,237,916
Federal Agricultural Mortgage Corp., Class C	34,000	1,891,420
FedNat Holding Co.	72,700	834,596
Financial Institutions, Inc.	80,000	1,451,200
First BanCorp Puerto Rico	566,400	3,013,248
First Bank	107,000	742,580
First Busey Corp.	165,100	2,824,861
First Business Financial Services, Inc.	45,300	702,150
First Capital, Inc.+	35	2,096
First Choice Bancorp	53,000	795,530
First Community Bankshares, Inc.	30,000	699,000
First Community Corp.+	600	9,432
First Defiance Financial Corp.	5,098	75,145
First Financial Corp.	43,862	1,479,027
First Financial Northwest, Inc.	42,882	430,535
First Foundation, Inc.	159,300	1,628,046
First Guaranty Bancshares, Inc.+	15,320	221,068
First Internet Bancorp	14,500	238,090
First Mid Bancshares, Inc.	51,500	1,222,610
First Northwest Bancorp	2,000	21,740
First of Long Island Corp. (The)	14,600	253,310
First United Corp.	21,876	312,608
First US Bancshares, Inc.	6,468	39,714
Flushing Financial Corp.	117,297	1,567,088
FNCB Bancorp, Inc.	6,000	41,460
Franklin Financial Network, Inc.	40,000	815,600
Franklin Financial Services Corp.	6,100	167,445
FS Bancorp, Inc.	9,150	329,400
FSB Bancorp, Inc.*+	1,000	13,800
GAIN Capital Holdings, Inc.+	71,605	399,556
Global Indemnity, Ltd.	57,600	1,468,800
Great Southern Bancorp, Inc.	26,900	1,086,760
Great Western Bancorp, Inc.	158,300	3,241,984

Industry Company	Shares	Value

Financials (continued)
Hanmi Financial Corp.	123,000	$1,334,550
Hawthorn Bancshares, Inc.	24,281	445,556
Heartland Financial USA, Inc.	108,900	3,288,780
Hennessy Advisors, Inc.+	7,000	51,240
Heritage Insurance Holdings, Inc.	124,600	1,334,466
Hilltop Holdings, Inc.	221,100	3,343,032
Hingham Institution for Savings+	30	4,350
HMN Financial, Inc.*	23,800	428,400
Home Bancorp, Inc.+	57,994	1,416,213
HomeStreet, Inc.	119,700	2,660,931
Hope Bancorp, Inc.	406,500	3,341,430
Horace Mann Educators Corp.+	107,000	3,915,130
Horizon Bancorp, Inc.	207,367	2,044,639
Howard Bancorp, Inc.*	96,000	1,042,560
Independence Holding Co.+	11,664	298,132
INTL. FCStone, Inc.*	74,014	2,683,748
James River Group Holdings, Ltd.	112,200	4,066,128
Kingstone Cos., Inc.	12,100	61,831
Lakeland Bancorp, Inc.	131,750	1,424,218
Landmark Bancorp, Inc.	14,569	297,208
LCNB Corp.	33,000	415,800
Limestone Bancorp, Inc.*	12,500	139,250
Live Oak Bancshares, Inc.+	63,600	793,092
Luther Burbank Corp.	263,200	2,413,544
Mackinac Financial Corp.	48,500	506,825
Manning & Napier, Inc.+	424,000	530,000
Marlin Business Services Corp.	64,280	718,008
Mercantile Bank Corp.	2,200	46,574
Merchants Bancorp	55,000	834,900
Meta Financial Group, Inc.+	143,931	3,126,181
Metropolitan Bank Holding Corp.*	31,400	845,602
Mid Penn Bancorp, Inc.	12,300	249,075
Middlefield Banc Corp.	34,000	537,540
Midland States Bancorp, Inc.	93,658	1,638,078
MidWestOne Financial Group, Inc.	73,860	1,546,628
MMA Capital Holdings, Inc.*+	7,800	192,894
Mr Cooper Group, Inc.*+	400,066	2,932,484
MutualFirst Financial, Inc.	18,900	532,980
MVB Financial Corp.	42,718	544,654
National Holdings Corp.*	2,000	3,120

bridgeway.com	5

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
National Security Group, Inc. (The)+	200	$ 2,704
National Western Life Group, Inc., Class A	15,114	2,599,608
Nicholas Financial, Inc.*	43,400	253,456
Nicolet Bankshares, Inc.*	19,355	1,056,396
Northeast Bank	37,500	437,250
Northrim BanCorp, Inc.	30,445	822,015
OceanFirst Financial Corp.	174,123	2,770,297
Ocwen Financial Corp.*	558,400	279,200
OFG Bancorp	215,800	2,412,644
Old Point Financial Corp.	1,000	15,120
Old Second Bancorp, Inc.	159,350	1,101,108
On Deck Capital, Inc.*	207,700	319,858
OP Bancorp	97,800	729,588
Oppenheimer Holdings, Inc., Class A	54,493	1,076,782
Opus Bank	133,000	2,304,890
Orrstown Financial Services, Inc.	35,500	488,835
Ottawa Bancorp, Inc.+	1,000	10,450
Pacific Mercantile Bancorp*	82,086	386,625
Pacific Premier Bancorp, Inc.+	131,200	2,471,808
Parke Bancorp, Inc.	68,099	918,656
Pathfinder Bancorp, Inc.+	3,000	32,100
Patriot National Bancorp, Inc.+	13,000	79,560
PB Bancorp, Inc.+	15,500	230,950
PCB Bancorp	108,600	1,062,108
Peapack Gladstone Financial Corp.	98,894	1,775,147
Penns Woods Bancorp, Inc.+	3,034	73,726
PennyMac Financial Services, Inc.+	103,900	2,297,229
Peoples Bancorp of North Carolina, Inc.+	24,017	488,986
Peoples Bancorp, Inc.	83,100	1,840,665
Peoples Financial Services Corp.	22,900	910,046
Piper Sandler Cos.	51,400	2,599,298
Premier Financial Bancorp, Inc.+	97,650	1,210,860
ProAssurance Corp.	140,000	3,500,000
Protective Insurance Corp., Class B	83,900	1,153,625
Provident Financial Holdings, Inc.	51,000	776,730
Provident Financial Services, Inc.	143,900	1,850,554
Prudential Bancorp, Inc.	4,600	68,080
QCR Holdings, Inc.	42,500	1,150,475

Industry Company	Shares	Value

Financials (continued)
RBB Bancorp	78,000	$1,070,160
Regional Management Corp.*	78,000	1,065,480
Reliant Bancorp, Inc.+	45,000	507,150
Republic Bancorp, Inc., Class A	76,142	2,514,970
Riverview Bancorp, Inc.	119,500	598,695
Salisbury Bancorp, Inc.+	2,183	67,673
Sandy Spring Bancorp, Inc.	111,900	2,533,416
SB Financial Group, Inc.	30,400	338,048
SB One Bancorp	32,300	549,100
Security National Financial Corp., Class A*	99,904	426,590
Severn Bancorp, Inc.	35,000	224,700
Shore Bancshares, Inc.	67,012	727,080
SmartFinancial, Inc.	53,000	806,130
Sound Financial Bancorp, Inc.	1,000	21,340
Southern Missouri Bancorp, Inc.	11,000	266,970
Southern National Bancorp of Virginia, Inc.+	127,858	1,258,123
Standard AVB Financial Corp.+	25,900	548,044
Sterling Bancorp, Inc.	236,000	1,014,800
Stewart Information Services Corp.	95,814	2,555,359
Summit Financial Group, Inc.+	29,515	626,013
Sutter Rock Capital Corp.+	86,900	509,234
SWK Holdings Corp.*	4,500	50,400
Territorial Bancorp, Inc.	21,200	520,460
Third Point Reinsurance, Ltd.*	359,600	2,664,636
Timberland Bancorp, Inc.	25,500	466,395
Tiptree, Inc.	185,200	966,744
TriState Capital Holdings, Inc.*	70,000	676,900
Triumph Bancorp, Inc.*	16,500	429,000
United Bancshares, Inc.+	1,000	16,250
United Fire Group, Inc.	78,800	2,569,668
United Insurance Holdings Corp.+	72,200	667,128
Unity Bancorp, Inc.	63,867	747,244
Universal Insurance Holdings, Inc.	112,516	2,016,287
Univest Financial Corp.	136,979	2,235,497
Veritex Holdings, Inc.	87,930	1,228,382
Waddell & Reed Financial, Inc., Class A+	286,000	3,254,680
Walker & Dunlop, Inc.	84,475	3,401,808
Waterstone Financial, Inc.	49,000	712,460

6	Quarterly Report | March 31, 2020 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Wellesley Bank+	1,000	$ 29,490
Western New England Bancorp, Inc.	165,000	1,115,400
World Acceptance Corp.*+	36,100	1,971,421

		240,811,904

Health Care - 3.11%
Assertio Therapeutics, Inc.*	137,200	89,180
Brookdale Senior Living, Inc.*	596,000	1,859,520
Cross Country Healthcare, Inc.*	111,350	750,499
CynergisTek, Inc.*	60,000	84,600
FONAR Corp.*	45,500	665,210
Kewaunee Scientific Corp.+	3,000	22,920
Lannett Co., Inc.*+	185,000	1,285,750
Lexicon Pharmaceuticals, Inc.*+	255,000	497,250
Magellan Health, Inc.*	103,500	4,979,385
Mallinckrodt PLC*+	359,000	710,820
Owens & Minor, Inc.+	195,000	1,784,250
Prestige Consumer Healthcare, Inc.*+	149,300	5,476,324
Surgery Partners, Inc.*+	152,241	994,134
Tivity Health, Inc.*+	185,000	1,163,650
Triple-S Management Corp., Class B*	128,550	1,812,555

		22,176,047

Industrials - 14.70%
AAR Corp.	50,000	888,000
Acacia Research Corp.*	166,000	368,520
ACCO Brands Corp.	455,300	2,299,265
Acme United Corp.	15,000	304,050
Aegion Corp.*	5,400	96,822
AeroCentury Corp.*	4,300	4,300
Air T, Inc.*	4,200	53,130
Alpha Pro Tech, Ltd.*+	20,743	250,575
Altra Industrial Motion Corp.	140,000	2,448,600
ARC Document Solutions, Inc.	50,000	40,500
ArcBest Corp.	104,500	1,830,840
Art’s-Way Manufacturing Co., Inc.*	15,000	30,150
Atlas Air Worldwide Holdings, Inc.*	58,800	1,509,396
BMC Stock Holdings, Inc.*	240,300	4,260,519
Caesarstone, Ltd.+	133,600	1,412,152
CAI International, Inc.*	104,600	1,479,044
Chicago Rivet & Machine Co.	1,000	21,200

Industry Company	Shares	Value

Industrials (continued)
Commercial Vehicle Group, Inc.*	182,300	$ 275,273
CompX International, Inc.	1,000	15,200
Cornerstone Building Brands, Inc.*	604,100	2,754,696
Costamare, Inc.	621,200	2,807,824
Covenant Transportation Group, Inc., Class A*	51,100	443,037
DLH Holdings Corp.*	83,500	351,535
DXP Enterprises, Inc.*	20,000	245,200
Eagle Bulk Shipping, Inc.*+	305,000	564,250
Eastern Co. (The)	18,401	358,820
Echo Global Logistics, Inc.*	104,000	1,776,320
Ennis, Inc.	36,892	692,832
EnPro Industries, Inc.	64,800	2,564,784
Foundation Building Materials, Inc.*	131,700	1,355,193
Fuel Tech, Inc.*	115,000	46,058
Genco Shipping & Trading, Ltd.	265,900	1,707,078
General Finance Corp.*	115,764	722,367
GMS, Inc.*	180,200	2,834,546
Goldfield Corp. (The)*	121,000	343,640
Great Lakes Dredge & Dock Corp.*	220,550	1,830,565
Greenbrier Cos., Inc. (The)	70,500	1,250,670
H&E Equipment Services, Inc.	30,000	440,400
Hawaiian Holdings, Inc.+	183,300	1,913,652
HC2 Holdings, Inc.*+	100,600	155,930
Heidrick & Struggles International, Inc.	60,000	1,350,000
Herc Holdings, Inc.*	118,300	2,420,418
Hertz Global Holdings, Inc.*+	574,474	3,550,249
Hub Group, Inc., Class A*	122,000	5,547,340
Hurco Cos., Inc.+	6,600	192,060
IES Holdings, Inc.*	1,467	25,893
Kelly Services, Inc., Class A	143,800	1,824,822
LB Foster Co., Class A*	19,800	244,728
Limbach Holdings, Inc.*+	32,800	93,480
LS Starrett Co. (The), Class A*+	15,000	48,600
LSI Industries, Inc.	83,900	317,142
Lydall, Inc.*	59,500	384,370
Marten Transport, Ltd.	162,561	3,335,752
Matson, Inc.	137,100	4,198,002
Matthews International Corp., Class A+	100,000	2,419,000
Mesa Air Group, Inc.*	107,900	354,991
Mistras Group, Inc.*	176,700	752,742

bridgeway.com	7

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
MRC Global, Inc.*	205,000	$ 873,300
MYR Group, Inc.*	57,800	1,513,782
Navios Maritime Holdings, Inc.*	72,900	168,399
NL Industries, Inc.+	25,500	75,990
NN, Inc.+	168,700	291,851
NOW, Inc.*+	332,200	1,714,152
Orion Group Holdings, Inc.*+	190,472	495,227
PAM Transportation Services, Inc.*	28,805	885,754
Pangaea Logistics Solutions, Ltd.	2,000	4,000
Park-Ohio Holdings Corp.	54,800	1,037,912
Patriot Transportation Holding, Inc.+	7,500	70,650
Perma-Pipe International Holdings, Inc.*+	20,000	124,400
Powell Industries, Inc.	25,000	641,750
Preformed Line Products Co.+	16,375	815,966
Primoris Services Corp.	20,000	318,000
Quanex Building Products Corp.	75,000	756,000
REV Group, Inc.	373,000	1,555,410
Rush Enterprises, Inc., Class A	139,600	4,456,032
Rush Enterprises, Inc., Class B	46,500	1,418,715
Safe Bulkers, Inc.*	412,100	490,399
Scorpio Bulkers, Inc.	323,500	818,455
Servotronics, Inc.+	1,000	6,790
Sterling Construction Co., Inc.*	100,000	950,000
Team, Inc.*+	155,100	1,008,150
Textainer Group Holdings, Ltd.*+	205,400	1,688,388
Titan Machinery, Inc.*	95,100	826,419
TrueBlue, Inc.*+	158,650	2,024,374
Tutor Perini Corp.*+	91,800	616,896
Ultralife Corp.*	22,400	116,480
Universal Logistics Holdings, Inc.	69,400	909,140
US Xpress Enterprises, Inc., Class A*+	120,000	400,800
USA Truck, Inc.*	23,800	75,446
Vectrus, Inc.*	38,000	1,573,580
Veritiv Corp.*	69,600	547,056
VSE Corp.	37,600	616,264
Wabash National Corp.+	222,400	1,605,728
WESCO International, Inc.*	90,000	2,056,500

Industry Company	Shares	Value

Industrials (continued)
Willis Lease Finance Corp.*	48,400	$ 1,287,440

		104,642,117

Information Technology - 8.49%
Alpha & Omega Semiconductor, Ltd.*+	214,244	1,373,304
Amkor Technology, Inc.*	497,291	3,873,897
Avaya Holdings Corp.*+	350,500	2,835,545
Aviat Networks, Inc.*	20,200	171,700
Bel Fuse, Inc., Class B	24,500	238,630
Benchmark Electronics, Inc.+	151,000	3,018,490
Communications Systems, Inc.	20,000	89,200
Comtech Telecommunications Corp.	111,015	1,475,389
CSP, Inc.+	5,150	35,998
Eastman Kodak Co.*	163,181	282,303
Finjan Holdings, Inc.*	193,200	193,200
Ichor Holdings, Ltd.*	50,000	958,000
Innodata, Inc.*	68,000	54,400
Insight Enterprises, Inc.*+	94,700	3,989,711
inTEST Corp.*	55,000	146,300
KEMET Corp.	188,750	4,560,200
Key Tronic Corp.*+	47,500	138,225
Kimball Electronics, Inc.*	122,600	1,338,792
Mind CTI, Ltd.	200	348
MTS Systems Corp.	60,000	1,350,000
NeoPhotonics Corp.*	160,000	1,160,000
NetScout Systems, Inc.*+	64,500	1,526,715
NetSol Technologies, Inc.*+	39,800	99,500
Network-1 Technologies, Inc.+	70,000	152,600
Nortech Systems, Inc.*+	1,500	5,115
PC-Tel, Inc.	29,250	194,512
Photronics, Inc.*	271,050	2,780,973
Ribbon Communications, Inc.*	240,100	727,503
Sanmina Corp.*	135,100	3,685,528
ScanSource, Inc.*	113,100	2,419,209
Steel Connect, Inc.*	170,600	127,950
Super Micro Computer, Inc.*	211,825	4,507,636
Synacor, Inc.*+	182,000	185,640
Synaptics, Inc.*+	74,500	4,311,315
Taitron Components, Inc., Class A	10,000	22,200
TiVo Corp.	308,000	2,180,640
Trio-Tech International*+	21,800	58,605
TSR, Inc.*	1,000	3,210
TTM Technologies, Inc.*+	520,153	5,378,382

8	Quarterly Report | March 31, 2020 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Ultra Clean Holdings, Inc.*+	143,700	$ 1,983,060
Wayside Technology Group, Inc.	16,400	209,756
Westell Technologies, Inc., Class A*	66,100	51,558
Xperi Corp.	183,500	2,552,485

		60,447,724

Materials - 5.51%
Advanced Emissions Solutions, Inc.+	72,500	476,325
AdvanSix, Inc.*+	90,000	858,600
Boise Cascade Co.	78,500	1,866,730
Caledonia Mining Corp. PLC	9,200	85,376
Clearwater Paper Corp.*+	57,000	1,243,170
Core Molding Technologies, Inc.*+	17,000	26,180
Forterra, Inc.*+	75,025	448,650
Friedman Industries, Inc.+	52,100	229,761
FutureFuel Corp.	102,800	1,158,556
Gulf Resources, Inc.*+	16,240	54,242
Haynes International, Inc.	40,410	832,850
Hecla Mining Co.	1,272,000	2,315,040
Intrepid Potash, Inc.*	553,500	442,800
Koppers Holdings, Inc.*	40,000	494,800
Kraton Corp.*	167,150	1,353,915
LSB Industries, Inc.*	74,600	156,660
Mercer International, Inc.+	266,150	1,926,926
Minerals Technologies, Inc.	100,900	3,658,634
O-I Glass, Inc.+	487,000	3,462,570
Olympic Steel, Inc.	37,000	382,950
PH Glatfelter Co.	182,400	2,228,928
Ramaco Resources, Inc.*+	70,700	168,973
Rayonier Advanced Materials, Inc.	126,700	134,302
Resolute Forest Products, Inc.*	312,000	393,120
Ryerson Holding Corp.*	155,000	824,600
Schnitzer Steel Industries, Inc., Class A+	110,800	1,444,832
SunCoke Energy, Inc.	234,700	903,595
Trecora Resources*	11,600	69,020
Tredegar Corp.	159,700	2,496,111
Trinseo SA	100,000	1,811,000
Tronox Holdings PLC, Class A	362,185	1,803,681
U.S. Concrete, Inc.*	60,000	1,088,400
Universal Stainless & Alloy Products, Inc.*	32,450	250,190
Verso Corp., Class A*	130,000	1,466,400

Industry Company	Shares	Value

Materials (continued)
Warrior Met Coal, Inc.	250,000	$ 2,655,000

		39,212,887

Real Estate - 0.38%
Altisource Portfolio Solutions SA*+	98,400	754,728
Consolidated-Tomoka Land Co.	15,400	698,082
Realogy Holdings Corp.+	425,000	1,279,250

		2,732,060
TOTAL COMMON STOCKS - 96.76%		689,018,320
(Cost $1,020,096,348)

EXCHANGE TRADED FUND - 2.05%
iShares Russell 2000 Value ETF+	134,300	11,016,629
Vanguard Small-Cap Value ETF+	40,000	3,552,000

TOTAL EXCHANGE TRADED FUND - 2.05%		14,568,629
(Cost $18,264,856)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%***+	221	4,199

TOTAL PREFERRED STOCK - 0.00%		4,199
(Cost $4,597)

RIGHTS - 0.01%
Newstar Financial, Inc.*Δ	120,000	6,000
Pan American Silver Corp., CVR, expiring 02/22/24*	150,000	51,000

TOTAL RIGHTS - 0.01%		57,000
(Cost $118,674)

bridgeway.com	9

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company		Shares	Value

WARRANTS - 0.00%
	Air T Funding, expiring 06/07/20*	11,644	$817
	Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	17
TOTAL WARRANTS - 0.00%			834
(Cost $106,727)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.77%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	5,518,860	5,518,860

TOTAL MONEY MARKET FUND - 0.77%			5,518,860
(Cost $5,518,860)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.58%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	39,748,520	39,748,520

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.58%			39,748,520
(Cost $39,748,520)

TOTAL INVESTMENTS - 105.17%			$748,916,362
(Cost $1,083,858,582)
Liabilities in Excess of Other Assets - (5.17%)			(36,846,728)

NET ASSETS - 100.00%			$712,069,634

*   Non-income producing security.

**  This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.

***   Security is perpetual and has no stated maturity date.

^  Rate disclosed as of March 31, 2020.

Δ   Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $85,688,654 as of March 31, 2020.

CVR - Contingent Value Rights

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

		Valuation Inputs
		Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$689,018,320	$—	$0	$689,018,320
Exchange Traded Fund	14,568,629	—	—	14,568,629
Preferred Stock	—	4,199	—	4,199
Rights	51,000	—	6,000	57,000
Warrants	834	—	—	834
Money Market Fund	—	5,518,860	—	5,518,860
Investments Purchased with Cash Proceeds from Securities Lending	—	39,748,520	—	39,748,520

TOTAL	$703,638,783	$45,271,579	$6,000	$748,916,362

(a)	- please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10	Quarterly Report | March 31, 2020 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

Balance as of 06/30/2019	$ 8,400
Purchases	0
Return of Capital	(2,172)
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	(228)
Transfers in	—
Transfers out	—

Balance as of 03/31/2020	$ 6,000

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2020	$ (228)

bridgeway.com	11